Commitments, contingencies, and guarantees - Summary of Future Minimum Lease Payments Under Non-cancellable Lease (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of finance lease and operating lease by lessee [line items]
Due after five years	₨ 100	$ 2	₨ 83
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Due after five years	39	1	12
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Due after five years	50	1	51
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Due after five years	₨ 11	$ 0	₨ 20